UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.2%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$4,463,340
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.63%, 8/01/25 (a)(b)	2,200	678,590
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	6,425	1,981,727

		7,123,657

Arizona — 12.4%
Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/21	5,825	6,343,542
Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/22	7,030	7,562,733
Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/23	5,240	5,616,494
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,300	2,256,243
Maricopa County IDA Arizona, Refunding RB, Series A-1 (GNMA), 6.00%, 10/20/31	5,000	5,250,100
Maricopa County IDA Arizona, Refunding RB, Series A-1 (GNMA), 6.05%, 10/20/36	5,000	5,103,400
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.25%, 6/01/19	3,000	2,139,720
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	5,090	3,398,135
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	3,000	3,048,780
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	2,240	2,262,960

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/31	$755	$693,158
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	3,285	3,252,577
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,975	4,090,076
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	10,020	8,804,674
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	7,900	6,723,532
Vistancia Community Facilities District Arizona, GO, 5.50%, 7/15/20	3,000	2,930,070
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,070,048
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	3,900	3,908,502

		75,454,744

California — 13.0%
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,700	1,569,542
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,155	3,297,953
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,557,750
California State Public Works Board, RB, Department of Mental Health, Coalinga, Series A, 5.13%, 6/01/29	4,500	4,124,790
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,385	2,424,519

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARS	Auction Rate Securities
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	$4,375	$4,155,244
Golden State Tobacco Securitization Corp. California, RB, ARS, Asset- Backed, Series A-4, 7.80%, 6/01/13 (c)	7,500	9,041,400
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.13%, 6/01/47	2,090	1,436,164
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,605	1,608,852
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,075	19,457,454
State of California, GO (AMBAC), 5.00%, 4/01/31	10	9,179
State of California, GO, Various Purpose, 5.25%, 11/01/25	5,000	5,036,800
State of California, GO, Various Purpose, 5.00%, 6/01/32	7,685	7,000,497
State of California, GO, Various Purpose, 6.50%, 4/01/33	14,075	15,035,056

		78,755,200

Colorado — 4.6%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	5,065	5,629,393
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT, 6.90%, 4/01/29	195	210,194
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	700	715,099
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	5,065	4,622,066
Platte River Power Authority Colorado, RB, Series HH, 5.00%, 6/01/26	2,500	2,693,100
Platte River Power Authority Colorado, RB, Series HH, 5.00%, 6/01/27	1,130	1,210,004
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	6,850	6,752,319
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,885	1,767,885
University of Colorado, RB, Series A, 5.25%, 6/01/30	2,250	2,398,590
University of Colorado, RB, Series A, 5.38%, 6/01/32	1,250	1,330,613
University of Colorado, RB, Series A, 5.38%, 6/01/38	830	873,824

		28,203,087

Municipal Bonds	Par (000)	Value

Connecticut — 0.0%
Connecticut State Development Authority, RB, AFCO Cargo BDL LLC Project, AMT, 7.35%, 4/01/10	$125	$124,711

District of Columbia — 1.8%
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.00%, 10/01/31 (d)	10,000	2,662,600
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.03%, 10/01/32 (d)	15,000	3,675,600
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (d)	13,410	2,990,832
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,544,610

		10,873,642

Florida — 6.6%
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	3,435	3,519,639
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,222,990
County of Lee Florida, RB (AMBAC), 5.00%, 10/01/22	4,705	4,847,373
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	5,150	5,074,501
County of Miami-Dade, Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,340	2,316,951
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,500	2,169,025
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	11,500	8,855,345
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	5,000	3,850,150
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	5,330	4,677,981
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	4,620	2,587,339

		40,121,294

Georgia — 1.5%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,707,616

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	$6,945	$7,187,450

		8,895,066

Guam — 1.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,270	1,289,787
Territory of Guam, GO, Series A, 6.75%, 11/15/29	2,225	2,304,321
Territory of Guam, GO, Series A, 7.00%, 11/15/39	2,300	2,360,283

		5,954,391

Idaho — 1.6%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	9,976,400

Illinois — 1.8%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	773,730
Illinois Finance Authority, RB, Monarch Landing Inc. Facility, Series A, 7.00%, 12/01/37 (a)(b)	1,445	462,400
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	3,235	3,340,752
Illinois Finance Authority, Refunding RB, Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	875	687,496
Metropolitan Pier & Exposition Authority Illinois, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.50%, 6/15/23	4,000	4,293,200
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,313,964

		10,871,542

Indiana — 3.7%
County of St. Joseph Indiana, Refunding RB, Notre Dame du Lac Project, 5.00%, 3/01/36	4,545	4,779,295
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,709,148
Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	6,705	6,502,911
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	6,797,436
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	2,230	2,377,269

		22,166,059

Municipal Bonds	Par (000)	Value

Kansas — 1.5%
City of Lenexa Kansas, RB, Lakeview Village Inc., Series C, 6.88%, 5/15/12 (c)	$1,250	$1,429,937
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.75%, 11/15/38	7,100	7,507,824

		8,937,761

Kentucky — 0.1%
Kentucky Economic Development Finance Authority, Refunding RB, Norton, Series A, 6.63%, 10/01/28	650	660,966

Louisiana — 5.1%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,655,354
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	9,280,980
Louisiana Public Facilities Authority, RB, Franciscan Missionaries, Series A, 5.25%, 8/15/36	1,425	1,319,450
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	19,000	18,821,970

		31,077,754

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,151,587

Maryland — 1.6%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,264,110
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 4.65%, 9/01/32	2,580	2,386,113
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	888,800
Maryland Health & Higher Educational Facilities Authority, RB, Peninsula Regional Medical Center, 5.00%, 7/01/36	2,000	2,015,220
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	455,335
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	3,000	3,000,690

		10,010,268

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	$3,500	$3,094,910
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,653,432

		6,748,342

Michigan — 2.9%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,835	2,177,778
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	6,085	5,940,360
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.00%, 9/01/29	2,000	2,322,120
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	6,365	7,379,708

		17,819,966

Minnesota — 0.6%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (GNMA), 6.00%, 8/20/21	420	449,896
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (GNMA), 6.20%, 2/20/43	2,000	2,125,060
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, AMT, 5.95%, 5/01/30	895	904,773

		3,479,729

Mississippi — 0.1%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	295,772

Missouri — 0.9%
Missouri Highway & Transportation Commission, RB, First Lien, Series A, 5.00%, 5/01/21	5,000	5,521,250

Nebraska — 0.1%
City of Lincoln Nebraska, RB, 4.25%, 6/15/24	550	563,288

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,285	3,267,064

New Jersey — 8.6%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	11,435	11,222,767
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/19	3,905	3,655,236

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	$14,000	$12,228,020
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	619,077
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	182,061
New Jersey EDA, RB, First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	3,000	2,619,150
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	19,300	19,039,643
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.00%, 7/01/13 (a)(b)	1,335	13
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,835	18
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	13,110	2,646,516

		52,212,501

New York — 6.4%
City of New York New York, GO, Series O, 5.00%, 6/01/33	2,500	2,554,425
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,200	2,162,600
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/34	4,910	5,078,806
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,141,500
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	5,000	5,115,400
New York State Dormitory Authority, Refunding RB, Mount Sinai Health, Series A, 6.75%, 7/01/20	1,855	1,892,452
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/21	6,900	7,324,281
Triborough Bridge & Tunnel Authority, RB, Subordinate Bonds, 5.25%, 11/15/30	10,000	10,421,100
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	3,450	3,215,538

		38,906,102

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina — 3.1%
City of Charlotte North Carolina, RB, Series B, 5.00%, 7/01/38	$1,910	$2,036,175
City of Charlotte North Carolina, RB, Series B, 4.50%, 7/01/39	1,860	1,853,918
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	2,265	2,330,617
North Carolina HFA, RB, Home Ownership, Series 8A, AMT, 6.20%, 7/01/16	140	140,176
North Carolina HFA, RB, S/F, Series II (FHA), 6.20%, 3/01/16	510	511,076
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/39	1,270	1,274,623
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,791,424
North Carolina Medical Care Commission, RB, First Mortgage, Arbor Acres Community Project, 6.38%, 3/01/12 (c)	1,000	1,119,510
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,690,950
North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	2,145	2,186,677

		18,935,146

Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	7,460	6,256,105
County of Lucas Ohio, Refunding RB, Sunset Retirement, Series A, 6.63%, 8/15/30	2,175	2,192,770
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	2,840	2,839,773
Toledo-Lucas County Port Authority, RB, St. Mary Woods Project, Series A, 6.00%, 5/15/24	750	526,740
Toledo-Lucas County Port Authority, RB, St. Mary Woods Project, Series A, 6.00%, 5/15/34	2,250	1,354,252

		13,169,640

Oregon — 0.3%
State of Oregon, GO, Refunding, Veterans Welfare, Series 80A, 5.70%, 10/01/32	1,915	1,935,280

Municipal Bonds	Par (000)	Value

Pennsylvania — 6.7%
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	$2,365	$2,328,437
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	3,805	3,804,734
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	3,726,206
Pennsylvania HFA, Refunding RB, Series 97A, AMT, 4.60%, 10/01/27	1,500	1,418,250
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Allegheny Delaware Valley Obligation, Series C (NPFGC), 5.88%, 11/15/16	8,110	7,955,991
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	13,905	14,026,530
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,264,797
Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (c)	5,000	5,957,950

		40,482,895

Puerto Rico — 2.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	6,000	6,098,880
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	10,799,659

		16,898,539

Rhode Island — 1.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,240	3,621,511
City of Woonsocket Rhode Island, GO (NPFGC), 6.00%, 10/01/17	1,225	1,258,051
City of Woonsocket Rhode Island, GO (NPFGC), 6.00%, 10/01/18	1,195	1,225,138

		6,104,700

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, RB, Sanford Health, 5.00%, 11/01/40	4,955	4,773,895

Tennessee — 0.5%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	3,505	3,281,311

Texas — 15.2%
Alliance Airport Authority Texas, Refunding RB, American Airlines Inc. Project, AMT, 5.75%, 12/01/29	3,500	2,332,470

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (NPFGC), 5.80%, 8/01/21	$1,300	$1,044,693
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (NPFGC), 6.00%, 8/01/31	2,410	1,740,044
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (NPFGC), 6.05%, 8/01/36	1,000	701,740
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	7,600	7,145,368
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,292,882
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 7.38%, 7/01/22	3,500	3,495,485
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 7.00%, 7/01/29	3,000	2,901,660
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc. Project, AMT, 5.50%, 11/01/30	12,500	8,048,375
Guadalupe-Blanco River Authority, RB, EI du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	5,000	5,002,950
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, AMT, 7.50%, 5/01/25	3,900	3,954,717
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,585	1,438,942
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	2,360	2,404,628
Lower Colorado River Authority, RB, Samsung Austin Semiconductor, AMT, 6.95%, 4/01/30	3,330	3,338,958
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,667,155
North Texas Tollway Authority, RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	12,140	12,692,977
SA Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/23	6,955	7,196,617
SA Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	6,649,452
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	7,820	8,140,385

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	$6,500	$6,452,875

		92,642,373

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,310	7,298,304

Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	6,288,938

Virginia — 1.0%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A, 5.35%, 9/01/26	1,500	1,419,450
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A, 5.50%, 9/01/34	2,000	1,721,080
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,940	1,933,811
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	927,680

		6,002,021

Washington — 0.3%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT, 6.00%, 9/01/22	945	827,933
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT, 6.20%, 9/01/32	1,250	1,028,763

		1,856,696

Wisconsin — 3.8%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	600	546,018
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	15,930,915
Wisconsin Health & Educational Facilities Authority, Refunding RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	7,375	6,793,481

		23,270,414

Wyoming — 2.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	6,402,409
Wyoming Community Development Authority, RB, Series 3, AMT, 4.75%, 12/01/37	5,315	4,877,203

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wyoming (concluded)
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	$595	$575,639

		11,855,251

Total Municipal Bonds – 121.1%		735,967,546

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Alabama — 0.7%
Alabama Special Care Facilities Financing Authority Birmingham, Alabama, RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,540,434

California — 3.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	6,979,656
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	5,310	5,604,705
Los Angeles Community College District, California, GO, Election of 2001, Series A (FSA), 5.00%, 8/01/32	4,650	4,699,243
San Diego Community College District California, GO, Election 2002, 5.25%, 8/01/33	2,154	2,202,317

		19,485,921

Colorado — 2.7%
Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (FSA), 5.10%, 10/01/41	7,490	7,385,215
Colorado Health Facilities Authority, RB, Catholic Health, Series C7 (FSA), 5.00%, 9/01/36	4,800	4,723,440
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	4,299	4,531,359

		16,640,014

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	9,130	9,647,123
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X3, 4.85%, 7/01/37	9,270	9,662,492

		19,309,615

Georgia — 1.1%
Private Colleges & Universities Authority, RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,632,739

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	$4,048	$4,347,554

New York — 0.6%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,495,019
North Carolina — 3.8%
North Carolina Capital Facilities Finance Agency, RB, Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,534,804
North Carolina Capital Facilities Finance Agency, RB, Wake Forest University, 5.00%, 1/01/38	3,120	3,261,492

		22,796,296

Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	27,900	28,892,961

South Carolina — 2.9%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/28	7,795	8,079,596
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/29	6,920	7,133,274
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC), 5.25%, 12/01/30	2,510	2,575,737

		17,788,607

Tennessee — 1.9%
Shelby County Health Educational & Housing Facilities Board, RB, Saint Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,412,197

Virginia — 9.2%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,519,490
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,620	11,204,312
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	6,720	6,782,832
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	30,930	31,166,305

		55,672,939

Washington — 0.9%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	5,384	5,608,309

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010	7

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$11,457	$11,456,447

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 37.5%		228,079,052

Total Long-Term Investments (Cost – $974,751,370) – 158.6%		964,046,598

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (f)(g)	833,272	833,272

Total Short-Term Securities (Cost – $833,272) – 0.1%		833,272

Total Investments (Cost – $975,584,642*) – 158.7%		964,879,870
Other Assets Less Liabilities – 1.6%		9,585,773
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (19.0)%		(115,317,802)
Preferred Shares, at Redemption Value – (41.3)%		(251,480,001)

Net Assets Applicable to Common Shares – 100.0%		$607,667,840

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$862,002,371

Gross unrealized appreciation	28,667,272
Gross unrealized depreciation	(41,058,396)

Net unrealized depreciation	$(12,391,124)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(1,271,760)	$17,155

(g)	Represents current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$833,272
Level 2 - Long-Term Investments[1]	964,046,598
Level 3	—

Total	$964,879,870

[1] See above Schedule of Investments for values in each state or political subdivision.

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2010

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 19, 2010